EQUIPMENT AND LEASEHOLD IMPROVEMENTS	12 Months Ended
Dec. 31, 2018
EQUIPMENT AND LEASEHOLD IMPROVEMENTS
EQUIPMENT AND LEASEHOLD IMPROVEMENTS

9.    EQUIPMENT AND LEASEHOLD IMPROVEMENTS

Equipment and leasehold improvements consist of the following:

	December 31,
	2017	2018	2018
	RMB	RMB	(Note2) USD
			Unaudited
Electronic equipment	39,726	41,067	5,973
Office equipment	3,967	4,163	605
Motor vehicles	1,000	2,857	416
Leasehold improvements	42,525	43,837	6,376
Total equipment and leasehold improvements	87,218	91,924	13,370
Less: accumulated depreciation	(48,004)	(67,608)	(9,833)
Equipment and leasehold improvements, net	39,214	24,316	3,537